Consolidated Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Net sales	$ 64,092,848	$ 64,616,001	$ 73,568,738
Cost of goods sold	43,294,921	44,890,865	51,772,851
Gross profit	20,797,927	19,725,136	21,795,887
Selling, general and administrative expenses	21,968,757	20,760,735	24,042,554
Royalty expense, net	120,478	164,463	124,271
Amortization of intangible assets	25,704	16,903	10,860
Loss from operations	(1,317,012)	(1,216,965)	(2,381,798)
Other expense, net:
Interest expense	(523,035)	(620,810)	(439,921)
Other, net	95,838	42,680	6,656
Other expense, net	(427,197)	(578,130)	(433,265)
Loss before income taxes	(1,744,209)	(1,795,095)	(2,815,063)
Income tax expense (benefit)	(5,438)	5,899	1,482,382
Net loss	(1,738,771)	(1,800,994)	(4,297,445)
Net loss attributable to noncontrolling interest		(22,172)	(41,780)
Net loss attributable to Optical Cable Corporation	$ (1,738,771)	$ (1,778,822)	$ (4,255,665)
Net loss attributable to Optical Cable Corporation per share - basic and diluted (in dollars per share)	$ (0.27)	$ (0.28)	$ (0.69)
Dividends declared per share (in dollars per share)	$ 0	$ 0	$ 0.08